NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Derivative liabilities	$ 186,919		$ 102,011	$ 92,527	$ 7,202
Convertible Debt, Issued	133,031	$ 264,952	264,952	1,008,543
Derivative liabilities debt premium	29,167	(43,269)	(43,269)	442,764
Convertible Debt, Change In Fair Value Recognized In Operations	(39,118)	(212,199)	(212,199)	(163,781)
Convertible Debt, Converted	$ (38,172)	$ 0	$ 0	$ (1,202,201)